Summary of Significant Accounting Policies (Details) - Schedule of company’s liabilities measured at fair value on a recurring basis into the fair value hierarchy - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Level 1 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of company’s liabilities measured at fair value on a recurring basis into the fair value hierarchy [Line Items]
Derivative
Total
Level 2 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of company’s liabilities measured at fair value on a recurring basis into the fair value hierarchy [Line Items]
Derivative
Total
Level 3 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of company’s liabilities measured at fair value on a recurring basis into the fair value hierarchy [Line Items]
Derivative	76,423	290,712	700,719
Total	$ 76,423	$ 290,712	$ 700,719